Supplemental Consolidating Financial Information Condensed Consolidating Statements of Operations (Details) (USD $)	3 Months Ended		5 Months Ended	8 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Aug. 15, 2012	Dec. 31, 2013	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Revenues	$ 70,578,000	$ 24,277,000	$ 31,770,000		$ 46,776,000	$ 178,970,000	$ 20,353,000
Cost of goods sold (including depreciation, depletion and amortization)	44,166,000	8,920,000	10,053,000		13,336,000	95,884,000	6,447,000
Gross profit	26,412,000	15,357,000	21,717,000		33,440,000	83,086,000	13,906,000
General and administrative expenses	6,425,000	3,308,000	3,757,000		4,631,000	19,096,000	2,324,000
Exploration expense	0	1,000	121,000		539,000	47,000	381,000
Accretion of asset retirement obligation	57,000	57,000	102,000		16,000	228,000	28,000
Income from operations	19,930,000	11,991,000	17,737,000		28,254,000	63,715,000	11,173,000
Income (Loss) from Subsidiaries, Net of Tax	0	0	0		0	0	0
Other income					6,000
Interest expense	(1,410,000)	(314,000)	(320,000)		(3,240,000)	(3,671,000)	(1,893,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	18,520,000	11,677,000	17,417,000	17,417,000	25,020,000	60,044,000	9,280,000
Income attributable to non-controlling interest	(148,000)	(18,000)	23,000		0	(274,000)	0
Net income	18,372,000	11,659,000	17,440,000		25,020,000	59,770,000	9,280,000
Reportable Legal Entities [Member] | Parent [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0		0	0	0
Cost of goods sold (including depreciation, depletion and amortization)	0	0	0		0	0	0
Gross profit	0	0	0		0	0	0
General and administrative expenses	2,308,000	2,415,000	2,107,000		132,000	9,729,000	0
Exploration expense	0	0	0		0	0	0
Accretion of asset retirement obligation	0	0	0		0	0	0
Income from operations	(2,308,000)	(2,415,000)	(2,107,000)		(132,000)	(9,729,000)	0
Income (Loss) from Subsidiaries, Net of Tax	22,034,000	14,388,000	19,788,000		25,152,000	72,984,000	9,280,000
Other income					0
Interest expense	(1,354,000)	(314,000)	(241,000)		0	(3,485,000)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	18,372,000	11,659,000	17,440,000		25,020,000	59,770,000	9,280,000
Income attributable to non-controlling interest	0	0	0		0	0	0
Net income	18,372,000	11,659,000	17,440,000		25,020,000	59,770,000	9,280,000
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	55,828,000	19,628,000	28,858,000		46,506,000	141,742,000	20,353,000
Cost of goods sold (including depreciation, depletion and amortization)	38,322,000	5,782,000	7,145,000		12,873,000	74,539,000	6,447,000
Gross profit	17,506,000	13,846,000	21,713,000		33,633,000	67,203,000	13,906,000
General and administrative expenses	3,283,000	304,000	689,000		2,074,000	6,476,000	1,656,000
Exploration expense	0	1,000	91,000		16,000	47,000	0
Accretion of asset retirement obligation	29,000	29,000	56,000		16,000	117,000	28,000
Income from operations	14,194,000	13,512,000	20,877,000		31,527,000	60,563,000	12,222,000
Income (Loss) from Subsidiaries, Net of Tax	0	0	0		0	0	0
Other income					0
Interest expense	(19,000)	0	(22,000)		0	(37,000)	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	14,175,000	13,512,000	20,855,000		31,527,000	60,526,000	12,222,000
Income attributable to non-controlling interest	0	0	0		0	0	0
Net income	14,175,000	13,512,000	20,855,000		31,527,000	60,526,000	12,222,000
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	17,583,000	5,057,000	2,912,000		270,000	41,630,000	0
Cost of goods sold (including depreciation, depletion and amortization)	9,290,000	3,546,000	2,908,000		463,000	24,798,000	0
Gross profit	8,293,000	1,511,000	4,000		(193,000)	16,832,000	0
General and administrative expenses	834,000	589,000	961,000		2,425,000	2,891,000	668,000
Exploration expense	0	0	30,000		523,000	0	381,000
Accretion of asset retirement obligation	28,000	28,000	46,000		0	111,000	0
Income from operations	7,431,000	894,000	(1,033,000)		(3,141,000)	13,830,000	(1,049,000)
Income (Loss) from Subsidiaries, Net of Tax	0	0	0		0	0	0
Other income					6,000
Interest expense	(37,000)	0	(57,000)		(3,240,000)	(149,000)	(1,893,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	7,394,000	894,000	(1,090,000)		(6,375,000)	13,681,000	(2,942,000)
Income attributable to non-controlling interest	(148,000)	(18,000)	23,000		0	(274,000)	0
Net income	7,246,000	876,000	(1,067,000)		(6,375,000)	13,407,000	(2,942,000)
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(2,833,000)	(408,000)	0		0	(4,402,000)	0
Cost of goods sold (including depreciation, depletion and amortization)	(3,446,000)	(408,000)	0		0	(3,453,000)	0
Gross profit	613,000	0	0		0	(949,000)	0
General and administrative expenses	0	0	0		0	0	0
Exploration expense	0	0	0		0	0	0
Accretion of asset retirement obligation	0	0	0		0	0	0
Income from operations	613,000	0	0		0	(949,000)	0
Income (Loss) from Subsidiaries, Net of Tax	(22,034,000)	(14,388,000)	(19,788,000)		(25,152,000)	(72,984,000)	(9,280,000)
Other income					0
Interest expense	0	0	0		0	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(21,421,000)	(14,388,000)	(19,788,000)		(25,152,000)	(73,933,000)	(9,280,000)
Income attributable to non-controlling interest	0	0	0		0	0	0
Net income	$ (21,421,000)	$ (14,388,000)	$ (19,788,000)		$ (25,152,000)	$ (73,933,000)	$ (9,280,000)